DWS Emerging Markets Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%		8.42%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.46%	(1.05%)		5.81%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	(0.50%)		4.93%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.24%	(0.97%)		5.89%
Performance Inception Date	May 29, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.66%	(0.54%)		5.72%
Performance Inception Date	May 29, 2001
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.90%	0.47%	4.78%
Performance Inception Date	Sep. 07, 2018
Class R6 | MSCI Emerging Markets Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	7.01%
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.94%	0.46%		6.78%
Performance Inception Date	Mar. 03, 2008
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.82%	0.38%		6.72%
Performance Inception Date	May 08, 1996